Fair Value Measurements - Warrant liability (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrant Liability [Roll Forward]
Beginning balance	$ 0
Net liabilities assumed from GigCapital5	8,894
Change in fair value	23,123	$ 0	$ 0	$ 108,100
Ending balance	$ 32,017		$ 0